UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             2/9/04
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                108

Form 13F Information Table Value Total:           $281,334
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                              FORM 13F-HR
                                                         QTR Ending 12/31/2003

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH       SOLE     SHRD  NONE
AK STEEL HOLDING CORP               COMMON    1547108         115    22,500               x                      x
APPLIED MATERIALS INC               OTC IS    38222105       3972   177,000               x                      x
AMGEN INC                           OTC IS    31162100       1545    25,000               x                      x
AMR CORP DEL -W/RTS TO PUR          COMMON    1765106        2914   225,000               x                      x
AMAZON COM INC                      OTC IS    23135106       5525   105,000               x                      x
ANDREW CORP                         OTC IS    34425108        267    23,000               x                      x
ANNTAYLOR STORES CORP               COMMON    36115103        585    15,000               x                      x
ASK JEEVES INC                      OTC IS    45174109       2718   150,000               x                      x
ANTHEM INC                          OTC IS    03674B104      7283    97,100               x                      x
BEST BUY COMPANY  INC               COMMON    86516101       9403   180,000               x                      x
BLACK & DECKER CORP                 COMMON    91797100       4503    91,300               x                      x
CALL INTERPORE INTERN MAR           CALL O    46062W4CB        50    15,000               x                      x
BROADCOM CORP                       OTC IS    111320107      2116    62,200               x                      x
CROWN HOLDINGS INC                  COMMON    228368106      5855   646,300               x                      x
CLEAR CHANNEL COMMUN INC            COMMON    184502102      1873    40,000               x                      x
COUNTRYWIDE FINANCIAL CORP          COMMON    222372104     12667   166,998               x                      x
LOEWS CORP                          COMMON    540424207      1360    53,900               x                      x
COMCAST CORP-SPECIAL CL A           OTC IS    20030N200      1902    60,800               x                      x
CONSECO INC                         OTC IS    208464883      6529   299,500               x                      x
COACH INC                           COMMON    189754104      4341   115,000               x                      x
CHIQUITA BRANDS INTERNATIO          COMMON    170032809      5430   241,000               x                      x
CRAY INC                            OTC IS    225223106      1490   150,000               x                      x
COMPUTER SCIENCES CORP              COMMON    205363104      1327    30,000               x                      x
CISCO SYSTEMS INC.                  OTC IS    17275R102      4846   200,000               x                      x
CADBURY SCHWEPPES P L C-AD          COMMON    127209302      3455   115,600               x                      x
CENTEX CORP                         COMMON    152312104      5544    51,500               x                      x
DEERE & CO                          COMMON    244199105      6993   107,500               x                      x
DST SYSTEMS INC-DEL                 COMMON    233326107      8665   207,500               x                      x
DEVON ENERGY CORP                   COMMON    25179M103      5554    97,000               x                      x
EMC CORP-MASS                       COMMON    268648102      1034    80,000               x                      x
ELECTRONIC ARTS INC                 OTC IS    285512109       238     5,000               x                      x
ENSCO INTERNATIONAL INC             COMMON    26874Q100      1494    55,000               x                      x
FOUNDRY NETWORKS INC                OTC IS    35063R100       347    12,700               x                      x
FEDERAL EXPRESS CORP                COMMON    31428X106       439     6,500               x                      x
FOOT LOCKER INC                     COMMON    344849104      2530   107,900               x                      x
***FLEXTRONICS INT LTD              OTC IS    Y2573F102      4440   300,000               x                      x
FOUR SEASONS HOTELS INC             COMMON    3.51E+108      3274    64,000               x                      x
GENERAL ELECTRIC CO                 COMMON    369604103       310    10,000               x                      x
HASBRO INC                          COMMON    418056107      2660   125,000               x                      x
HEINZ H J CO                        COMMON    423074103       958    26,300               x                      x
HONEYWELL INTL INC                  COMMON    438516106       334    10,000               x                      x
STARWOOD LODGING TR-COMBIN          COMMON    85590A203      2140    59,500               x                      x
HUGHES ELECTRONICS CORP             COMMON    444418107      3724   225,000               x                      x
IMCLONE SYSTEMS INC                 OTC IS    45245W109      3074    77,500               x                      x
INTEL CORP                          OTC IS    458140100      3205   100,000               x                      x
CALL J C PENNEY CO JAN 25.          CALL O    7081604AE        15    10,000               x                      x
NORDSTROM INC                       COMMON    655664100      1629    47,500               x                      x
KMART HLDG CORPORATION              OTC IS    498780105      1988    83,000               x                      x
KROGER CO                           COMMON    501044101       916    49,500               x                      x
KNIGHT RIDDER INC W/RTS TO          COMMON    499040103      1633    21,100               x                      x
LAKES GAMING INC                    OTC IS    51206P109      1184    73,300               x                      x
LAIDLAW INTERNATIONAL INC           OTC IS    50730R102       235    17,000               x                      x
LEAR SEATING CORP                   COMMON    521865105      4600    75,000               x                      x
LIONS GATE ENTERTAINMENT C          OTC IS    535919203       112    25,000               x                      x
LYONDELL PETROCHEMICAL  CO          COMMON    552078107       475    28,000               x                      x
CALL MCDONALDS CORP SEP 25          CALL O    QMCDAW_OL        22   120,000               x                      x
MCI INC WHEN AND IF ISSUED          OTC IS    M010675        5181   220,000               x                      x
***MAGNA ENTERTAINMENT COR          OTC IS    559211107      1641   325,000               x                      x
MI DEVELOPMENTS INC SUB VT          OTC IS    55304X104      3697   132,400               x                      x
MARSH & MCLENNAN COMPANIES          COMMON    571748102      1695    35,400               x                      x
MTR GAMING GROUP INC                OTC IS    553769100       779    75,600               x                      x
MPOWER HOLDING CORP                 OTC IS    62473L309        64    40,000               x                      x
MERCK & CO INC                      COMMON    589331107       462    10,000               x                      x
VAIL RESORTS INC                    COMMON    91879Q109       893    52,500               x                      x
MOORE WALLACE INC                   COMMON    615857109      4214   225,000               x                      x
NABORS INDUSTRIES LTD               COMMON    G6359F103      3943    95,000               x                      x
NATIONAL COMM BANCORPORATI          OTC IS    63545P104      6187   226,800               x                      x
NEWMONT MINING CORP                 COMMON    651639106      3646    75,000               x                      x
NEWFIELD EXPLORATION CO             COMMON    651290108       557    12,500               x                      x
NIKE INC  CL B                      COMMON    654106103       513     7,500               x                      x
NORTHWEST AIRLINES CORP-CL          OTC IS    667280101      3476   275,000               x                      x
NEWS CORP LTD-SPONSORED AD          PREFER    652487802       917    30,291               x                      x
NEW YORK TIMES CO                   COMMON    650111107       980    20,500               x                      x
OPENROUTE NETWORKS INC              OTC IS    68371P102       352    20,000               x                      x
OUTBACK STEAKHOUSE INC              COMMON    689899102       442    10,000               x                      x
PRIME HOSPITALITY CORP              COMMON    741917108      2040   200,000               x                      x
PARKER HANNIFIN CORP                COMMON    701094104       446     7,500               x                      x
PMI GROUP INC                       COMMON    69344M101      6404   172,000               x                      x
PACIFIC SUNWEAR OF CALIFOR          OTC IS    694873100      1312    62,200               x                      x
POWERWAVE TECHNOLOGIES INC          OTC IS    739363109      4218   545,000               x                      x
RETAIL HOLDRS TR                    COMMON    76127U101       894     9,900               x                      x
RAYTHEON CO                         COMMON    755111507       451    15,000               x                      x
SEARS ROEBUCK & CO                  COMMON    812387108       227     5,000               x                      x
STARBUCKS CORP                      OTC IS    855244109      1990    60,000               x                      x
SMITHFIELD FOODS INC                COMMON    832248108      5618   271,400               x                      x
SILICON GRAPHICS INC                COMMON    827056102       966   705,000               x                      x
***SKILLSOFT PLC                    OTC IS    830928107      9199 1,063,500               x                      x
SONY CORP-ADR NEW                   COMMON    835699307      6067   175,000               x                      x
SUPERIOR ENERGY SVCS INC            OTC IS    868157108       141    15,000               x                      x
SITEL CORP                          COMMON    82980K107       924   396,500               x                      x
CALL SAFEWAY INC JAN 20.00          CALL O    7865144AD        48    25,000               x                      x
SAFEWAY INC                         COMMON    786514208      8348   381,000               x                      x
CALL TIFFANY & CO JAN 45.0          CALL O    8865474AI        24    20,000               x                      x
TIFFANY & CO-NEW                    COMMON    886547108      1876    41,500               x                      x
TUMBLEWEED COMMUNICATIONS           OTC IS    899690101       419    50,000               x                      x
***TOMMY HILFIGER CORP-ORD          COMMON    G8915Z102       222    15,000               x                      x
SPORTS AUTHORITY INC                OTC IS    84917U109     11301   294,300               x                      x
TELETECH HOLDINGS INC               OTC IS    879939106      2260   200,000               x                      x
TVC TELECOM INC                     OTC IS    873061105         4   200,000               x                      x
TIME WARNER INC                     COMMON    887317105      4635   257,640               x                      x
USFREIGHTWAYS CORP                  OTC IS    91729Q101      2564    75,000               x                      x
UTX BULLET STRIKE 103               PUT OP    XUTX94A          16    10,000               x                      x
WENDYS INTL INC                     COMMON    950590109      2747    70,000               x                      x
WEATHERFORD INTERNATIONAL           COMMON    G95089101      1800    50,000               x                      x
WINDSORTECH INC                     OTC IS    97380P100      2025   500,000               x                      x
WIRELESS TELECOM GROUP INC          COMMON    976524108        89    30,000               x                      x
XILINX INC.                         OTC IS    983919101       583    15,100               x                      x
AGGREGATE COLUMN TOTALS                                    281334
